Remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Renumeration [abstract]
Schedule Of Renumeration Explanatory [Table Text Block]
	Full year
(in USD million, except average number of employees)	2018	2017	2016

Salaries1)	2,863	2,671	2,576
Pension costs	463	469	650
Payroll tax	409	387	394
Other compensations and social costs	318	290	276

Total payroll costs	4,052	3,818	3,895

Average number of employees2)	20,700	20,700	21,300

  Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
  Part time employees amount to 3% for each of the years 2018, 2017 and 2016 respectively.

Remuneration to members of the BoD and the CEC [text block]
	Full year
(in USD thousand)1)	2018	2017	2016

Current employee benefits	12,471	11,067	9,270
Post-employment benefits	667	636	574
Other non-current benefits	21	25	19
Share-based payment benefits	197	175	102

Total	13,356	11,902	9,966

  All figures in the table are presented on accrual basis.